INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

15.    INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2018	2019
	RMB	RMB
Trademark	4,653,340	4,653,340
Computer software	46,119,755	53,975,740
Less: accumulated amortization	(15,411,685)	(22,234,024)
Intangible assets, net	35,361,410	36,395,056

Amortization expense was RMB3,481,991,RMB4,212,569 and RMB6,822,339 for the years ended December 31, 2017, 2018 and 2019, respectively.